KENSINGTON MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.7%
	FIXED INCOME - 9.7%
115,100	FlexShares High Yield Value-Scored Bond Index Fund	$ 5,736,584
408,330	iShares Broad USD High Yield Corporate Bond ETF	16,945,695
782,100	iShares Fallen Angels USD Bond ETF	23,549,032
25,780	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,429,513
248,940	Vanguard Short-Term Corporate Bond ETF	20,515,145
		70,175,969

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,427,170)	70,175,969

	OPEN END MUTUAL FUNDS — 90.0%
	DEBT FUNDS - 90.0%
2,007,797	AlphaCentric Income Opportunities Fund, Class I	24,193,956
1,495,226	American Beacon SiM High Yield Opportunities Fund, Class Y	14,787,788
11,102,362	American High-Income Trust, Class F-3	117,129,918
1,944,910	BrandywineGLOBAL High Yield Fund, Class I	22,210,873
7,299,445	Fidelity Capital & Income Fund	82,702,713
7,012,347	Ivy High Income Fund, Class I	49,998,032
3,192,218	Janus Henderson Multi-Sector Income Fund, Class I	32,241,398
6,887,376	JPMorgan Income Fund, Class I	65,430,075
5,186,119	Northern High Yield Fixed Income Fund	35,421,195
16,483,963	PGIM High Yield Fund, Class Z	92,310,194
4,110,233	Principal Funds Inc - High Income Fund, Institutional Class	30,086,909
14,526,969	Vanguard High-Yield Corporate Fund, Admiral Class	86,871,273
		653,384,324

	TOTAL OPEN END MUTUAL FUNDS (Cost $639,733,602)	653,384,324

KENSINGTON MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS - 0.8%
6,186,491	First American Government Obligations Fund, Class X, 0.03% (Cost $6,186,491)(a)	$ 6,186,491

	TOTAL INVESTMENTS - 100.5% (Cost $716,347,263)	$ 729,746,784
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(3,971,934)
	NET ASSETS - 100.0%	$ 725,774,850

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

KENSINGTON DYNAMIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 30.5%
	FIXED INCOME - 30.5%
101,740	iShares 20+ Year Treasury Bond ETF	$ 14,683,117
153,500	iShares 3-7 Year Treasury Bond ETF	19,981,095
475,200	iShares 7-10 Year Treasury Bond ETF	54,752,544
		89,416,756

	TOTAL EXCHANGE-TRADED FUNDS (Cost $89,934,526)	89,416,756

	SHORT-TERM INVESTMENTS — 69.6%
	MONEY MARKET FUNDS - 69.6%
203,917,207	First American Government Obligations Fund, Class X, 0.03% (Cost $203,917,207)(a)	203,917,207

	TOTAL INVESTMENTS - 100.1% (Cost $293,851,733)	$ 293,333,963
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(200,876)
	NET ASSETS - 100.0%	$ 293,133,087

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.